STOCK INCENTIVE PLAN	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
EQUITY
STOCK INCENTIVE PLAN

9. STOCK INCENTIVE PLANS

2021 Equity Incentive Plan

The Company initially had 20,000,000 shares of its common stock authorized as the maximum number of shares of the Company’s common stock that may be delivered to participants under the 2021 Plan, subject to adjustment for certain corporate changes affecting the shares, such as stock splits. This number was increased to 22,000,000 shares of common stock as of January 1, 2022 as a result of the automatic share reserve increase. Shares subject to an award under the 2021 Plan for which the award is canceled, forfeited or expires again become available for grants under the 2021 Plan. Shares subject to an award that is settled in cash will not again be made available for grants under the 2021 Plan. As of the date of this report on Form 10-Q, 15,722,750 shares of our common stock remain available for issuance under the 2021 Plan. The 2021 Plan also authorizes for issuance the sum of (A) any shares of our common stock that, as of the date of stockholder approval of the 2021 Plan, have been reserved but not issued pursuant to any awards granted under our 2011 Stock Incentive Plan, as amended, or the 2011 Plan, and (B) any shares of our common stock subject to stock options or similar awards granted under the 2011 Plan that, after the date of stockholder approval of the 2021 Plan, expire or otherwise terminate without having been exercised in full and shares of our common stock issued pursuant to awards granted under the 2011 Plan that are forfeited to or repurchased by us, with the maximum number of shares of our common stock to be added to the 2021 Plan pursuant to clause (ii) equal to 14,650,120.

Nine Months Ended June 30, 2022

On December 16, 2021, the Company issued a stock option grant to Ronald P. Erickson for 1,000,000 shares at an exercise price of $2.09 per share. The stock option grant expires in five years. The stock option grant vests quarterly over four years.

On December 16, 2021, the Company issued a stock option grant to Phillip A. Bosua for 1,300,000 shares at an exercise price of $2.09 per share. The stock option grant expires in five years. The stock option grant vests quarterly over four years.

On May 20, 2022, the Company issued a stock option grant to Peter Conley for 1,000,000 shares at an exercise price of $1.48 per share. The stock option grant expires in five years. The stock option grant vests quarterly over four years after two quarters.

During the nine months ended June 30, 2022, the Compensation committee also issued stock option grants to eighteen employees and consultants for 3,146,000 shares at an average exercise price of $1.699 per share. The stock option grants expire in five years. The stock option grant primarily vest quarterly over four years.

During the nine months ended June 30, 2022, the Company issued 8,750 shares related to the exercise of stock option grants and received $13,688.

During the nine months ended June 30, 2022, five employees and consultants forfeited stock option grants for 825,000 shares at an average $1.838 per share.

There are currently 20,927,370 (including unearned stock option grants totaling 11,550,745 shares related to performance milestones) options to purchase common stock at an average exercise price of $1.628 per share outstanding as of June 30, 2022 under the 2021 Stock Incentive Plan. The Company recorded $1,555,875 and $570,514 of compensation expense, net of related tax effects, relative to stock options for the nine months ended June 30, 2022 and 2021, respectively in accordance with ASC 718. As of June 30, 2022, there is $7,065,596, net of forfeitures, of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 4.15 years.

Stock option activity for the nine months ended June 30, 2022 and the years ended September 30, 2021 and 2020 was as follows:

	Weighted Average
	Options	Exercise Price	Proceed $
Outstanding as of October 1, 2019	4,532,668	$2.025	$9,180,369
Granted	3,085,000	1.142	3,522,400
Exercised	(73,191)	(0.250)	(18,298)
Forfeitures	(2,739,477)	(2.593)	(7,103,921)
Outstanding as of September 30, 2020	4,805,000	1.161	5,580,550
Granted	10,650,745	1.766	18,807,990
Exercised	(20,625)	(1.359)	(28,031)
Forfeitures	(120,000)	(3.300)	(396,000)
Outstanding as of September 30, 2021	15,315,120	1.565	23,964,509
Granted	6,446,000	1.805	11,632,130
Exercised	(8,750)	(1.564)	(13,688)
Forfeitures	(825,000)	(1.838)	(1,516,150)
Outstanding as of June 30, 2022	20,927,370	$1.628	$34,066,802

The following table summarizes information about stock options outstanding and exercisable as of June 30, 2022:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exerciseable	Exerciseable
$0.25	230,000	0.96	$0.250	201,250	$0.250
1.10-1.25	2,930,625	2.35	1.101	548,307	1.105
1.28-1.67	12,330,745	2.46	1.503	1,175,521	1.303
1.79-3.67	5,436,000	4.25	1.195	665,063	1.917
	20,927,370	4.15	1.628	2,590,141	$1.241

There are stock option grants of 20,927,370 shares as of June 30, 2022 with an aggregate intrinsic value of $22,540,075.

As of September 30, 2021, the 2020 Particle Stock Incentive Plan, was terminated and all stock option grants were cancelled by the participants. The Company recorded $197,553 and $833,771 of compensation expense, net of related tax effects, relative to Particle stock options for the years ended September 30, 2021 and 2020 and in accordance with ASC 718.

10. STOCK INCENTIVE PLANS

Know Labs, Inc. Stock Incentive Plan

On January 23, 2019, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 2,200,000 to 2,500,000 to common shares. On May 22, 2019, the Compensation Committee approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 2,500,000 to 3,000,000 to common shares. On November 23, 2020, the Board of Directors increased the size of the stock available under the Stock Option Plan by 9,750,000 shares. This increase is based on an industry peer group study.

On October 15, 2021, at the annual shareholder meeting held on October 15, 2021, the 2021 Equity Incentive Plan was adopted and approved, increasing size of the stock available under the Stock Option Plan to 20,000,000 shares. On December 10, 2021, the Company filed a registration statement on Form S-8 that registered 34,650,120 shares issued under the 2011 Stock Incentive Plan and 2021 Equity Incentive Plan.

Year Ended September 30, 2021

During the year ended September 30, 2021, the Company issued stock option grants to seventeen employees and consultants totaling 10,650,745 shares of common stock at an average price of $1.766 per share. The stock option grants expire in five years. Stock option grants totaling 9,145,745 vest when earned based on certain performance criteria and 1,505,000 option grants vest quarterly over 4 years, with nothing vesting in the first two quarters. No stock compensation expense has been recorded through September 30, 2021 for those options with performance milestones.

During the year ended September 30, 2021, two consultants exercised stock option grants for 20,625 shares at $1.359 per share.

During the year ended September 30, 2021, an employee forfeited a stock option grant for 120,000 shares at $3.30 per share.

Year Ended September 30, 2020

The Company had the following stock option transactions during the year ended September 30, 2020:

During the year ended September 30, 2020, the Company granted stock option grants to executives, directors and consultants for 3,085,000 shares with a weighted average exercise price of $1.142 per share. The grants expire in five years and generally vest quarterly over four years. Stock option grants totaling 2,630,000 shares of common stock are performance stock option grants and are not vested until the performance is achieved. No stock compensation expense has been recorded through September 30, 2020 for those options with performance milestones.

During the year ended September 30, 2020, executives and employees voluntarily cancelled stock option grants for 2,739,477 shares with a weighted average exercise price of $2.593 per share.

On November 9, 2019, a former employee exercised stock option grants on a cashless basis. The former employee received 73,191 shares of common stock for vested stock option grants totaling 93,750 shares. The stock option grant had an exercise price of $0.25 per share.

There are currently 15,315,120 (including unearned stock option grants totaling 11,775,745 shares related to performance milestones) options to purchase common stock at an average exercise price of $1.565 per share outstanding as of September 30, 2021 under the 2011 Stock Incentive Plan. The Company recorded $1,028,522 and $1,702,085 of compensation expense, net of related tax effects, relative to stock options for the year ended September 30, 2021 and 2020 and in accordance with ASC 718. As of September 30, 2021, there is approximately $1,312,936, net of forfeitures, of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 3.82 years.

Stock option activity for the years ended September 30, 2021 and 2020 was as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2019	4,532,668	$2.025	$9,180,369
Granted	3,085,000	1.142	3,522,400
Exercised	(73,191)	(0.250)	(18,298)
Forfeitures	(2,739,477)	(2.593)	(7,103,921)
Outstanding as of September 30, 2020	4,805,000	1.161	5,580,550
Granted	10,650,745	1.766	18,807,990
Exercised	(20,625)	(1.359)	(28,031)
Forfeitures	(120,000)	(3.300)	(396,000)
Outstanding as of September 30, 2021	15,315,120	$1.565	$23,964,509

The following table summarizes information about stock options outstanding and exercisable as of September 30, 2021:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exerciseable	Exerciseable
$0.25	230,000	1.71	0.250	172,500	$0.250
1.10-1.25	3,074,375	3.15	1.108	445,456	1.105
1.28-1.53	9,480,745	3.58	1.499	993,750	1.307
1.79-3.67	2,530,000	4.64	2.192	108,750	1.895
	15,315,120	3.82	$1.565	1,720,456	$1.316

There stock option grants of 15,315,120 shares as of September 30, 2021 with an aggregate intrinsic value of $14,916,905.

Particle, Inc. Stock Incentive Plan

On May 21, 2020, Particle approved a 2020 Stock Incentive Plan and reserved 8,000,000 shares under the Plan. The Plan requires vesting annually over four years, with no vesting in the first two quarters.

During the year ended September 30, 2021, Particle approved a stock option grant to nine employees and consultants totaling 1,900,000 shares at an average of $0.80 per share. The stock option grant vests (i) 33.3% with the first shipment; (ii) 33.3% with $50 million in sales are achieved; and (iii) 33.4% after $200 million in sales are achieved.

During the year ended September 30, 2021, Particle approved stock option grants to employees totaling 550,000 shares at $0.80 per share. The stock option grants vest annually over four years, with no vesting in the first two quarters.

As of September 30, 2021 the 2020 Stock Incentive Plan, was terminated and all stock option grants were cancelled by the participants. The Company recorded $197,553 and $833,771 of compensation expense, net of related tax effects, relative to stock options for the years ended September 30, 2021 and 2020 and in accordance with ASC 718.